Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	For the year ended December 31
in 000€	2020	2019	2018
Short-term employee benefits	2,302	2,394	2,334
Post-employment benefits	93	85	80
Total	2,395	2,479	2,414
Warrants granted
Warrants outstanding	108,905	359,266	557,935

Disclosure of transactions between related parties [text block]

in 000€	Sale of goods to	Purchases from	Depreciation	Interest expense	Right-of-Use Assets	Receivables	Lease liabilities	Other liabilities
Non-executive directors of the Group
2020	−	85	−	28	−	−	−	−
2019	−	128	−	37				1,053
2018		123		51			−	1,038

Shareholders of the Group
2020	−	2	−	7	−	29	−	158
2019	−	113	−	9	−	−	−	131
2018	−	123	−	10	−	−	−	261

Joint ventures
2020	419	−	−	−	−	−	−	−
2019	1,431	−	−	−	−	1,279	−	−
2018	1,156	241	−	−	−	1,281	−	22

Non-controlling interests
2020	−	−	−	−	−	−	−	−
2019	−	−	26	9	617	−	652	−
2018	−	−	−	−	−	−	−	−